Schedule of Convertible Debt (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Long-term Debt And Convertible Promissory Notes Convertible Debt 1		10.00%
Long-term Debt And Convertible Promissory Notes Convertible Debt 2		$ 0
Long-term Debt And Convertible Promissory Notes Convertible Debt 3		$ 3,730,174
Long-term Debt And Convertible Promissory Notes Convertible Debt 4		12.00%
Long-term Debt And Convertible Promissory Notes Convertible Debt 5		$ 51,279
Long-term Debt And Convertible Promissory Notes Convertible Debt 6		93,240
Long-term Debt And Convertible Promissory Notes Convertible Debt 7		144,519
Long-term Debt And Convertible Promissory Notes Convertible Debt 8		247,500
Long-term Debt And Convertible Promissory Notes Convertible Debt 9		147,500
Long-term Debt And Convertible Promissory Notes Convertible Debt 10		$ 250,000
Long-term Debt And Convertible Promissory Notes Convertible Debt 11		12.00%
Long-term Debt And Convertible Promissory Notes Convertible Debt 12		$ 157,791
Long-term Debt And Convertible Promissory Notes Convertible Debt 13		$ 0
Long-term Debt And Convertible Promissory Notes Convertible Debt 14		10.00%
Long-term Debt And Convertible Promissory Notes Convertible Debt 15		$ 108,136
Long-term Debt And Convertible Promissory Notes Convertible Debt 16		$ 0
Long-term Debt And Convertible Promissory Notes Convertible Debt 17		10.00%
Long-term Debt And Convertible Promissory Notes Convertible Debt 18		$ 106,697
Long-term Debt And Convertible Promissory Notes Convertible Debt 19		0
Long-term Debt And Convertible Promissory Notes Convertible Debt 20		664,643
Long-term Debt And Convertible Promissory Notes Convertible Debt 21		4,227,674
Long-term Debt And Convertible Promissory Notes Convertible Debt 22		(41,928)
Long-term Debt And Convertible Promissory Notes Convertible Debt 23		(34,584)
Long-term Debt And Convertible Promissory Notes Convertible Debt 24		(516,018)
Long-term Debt And Convertible Promissory Notes Convertible Debt 25		(4,193,090)
Long-term Debt And Convertible Promissory Notes Convertible Debt 26		106,697
Long-term Debt And Convertible Promissory Notes Convertible Debt 27		$ 0
Convertible Promissory Notes Schedule Of Convertible Debt 1	12.00%
Convertible Promissory Notes Schedule Of Convertible Debt 2	$ 38,784
Convertible Promissory Notes Schedule Of Convertible Debt 3	55,500
Convertible Promissory Notes Schedule Of Convertible Debt 4	62,161
Convertible Promissory Notes Schedule Of Convertible Debt 5	144,519
Convertible Promissory Notes Schedule Of Convertible Debt 6	0
Convertible Promissory Notes Schedule Of Convertible Debt 7	$ 147,500
Convertible Promissory Notes Schedule Of Convertible Debt 8	12.00%
Convertible Promissory Notes Schedule Of Convertible Debt 9	$ 0
Convertible Promissory Notes Schedule Of Convertible Debt 10	$ 157,792
Convertible Promissory Notes Schedule Of Convertible Debt 11	10.00%
Convertible Promissory Notes Schedule Of Convertible Debt 12	$ 0
Convertible Promissory Notes Schedule Of Convertible Debt 13	$ 108,136
Convertible Promissory Notes Schedule Of Convertible Debt 14	10.00%
Convertible Promissory Notes Schedule Of Convertible Debt 15	$ 149,911
Convertible Promissory Notes Schedule Of Convertible Debt 16	106,697
Convertible Promissory Notes Schedule Of Convertible Debt 17	212,072
Convertible Promissory Notes Schedule Of Convertible Debt 18	664,644
Convertible Promissory Notes Schedule Of Convertible Debt 19	(36,891)
Convertible Promissory Notes Schedule Of Convertible Debt 20	(41,928)
Convertible Promissory Notes Schedule Of Convertible Debt 21	(25,270)
Convertible Promissory Notes Schedule Of Convertible Debt 22	(516,019)
Convertible Promissory Notes Schedule Of Convertible Debt 23	149,911
Convertible Promissory Notes Schedule Of Convertible Debt 24	$ 106,697